Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Equity Method Investments [Text Block]
As of December 31, 2011 and 2010, our investments consisted of the following (in millions):

	December 31,
	2011	2010
Rockies Express Pipeline LLC	$1,594.8	$1,703.0
Midcontinent Express Pipeline LLC	666.6	706.4
Plantation Pipe Line Company	185.0	190.3
Fayetteville Express Pipeline LLC	173.3	0.2
Red Cedar Gathering Company	167.8	163.2
EagleHawk Field Services LLC	141.0	-
Eagle Ford Gathering LLC	117.5	29.9
Watco Companies, LLC	101.7	-
Express pipeline system	65.0	68.5
Cortez Pipeline Company	10.4	9.9
KinderHawk Field Services LLC	-	924.6
All others	114.9	81.8
Total equity investments	3,338.0	3,877.8
Bond investments	8.2	8.2
Total investments	$3,346.2	$3,886.0

Earnings and losses from equity method investments
Our earnings (losses) from equity investments were as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Plantation Pipe Line Company	$44.7	$30.3	$26.8
Midcontinent Express Pipeline LLC	42.7	30.1	14.7
Red Cedar Gathering Company	31.9	28.7	24.9
Cortez Pipeline Company	24.1	22.5	22.3
Fayetteville Express Pipeline LLC	23.8	-	3.6
KinderHawk Field Services LLC	22.1	19.5	-
Eagle Ford Gathering LLC	11.2	(0.1)	-
Watco Companies, LLC	6.6	-	-
EagleHawk Field Services LLC	3.5	-	-
Express pipeline system	(2.0)	(3.3)	(4.1)
All others	15.8	7.8	3.0
Total	$224.4	$135.5	$91.2
Amortization of excess costs	$(6.7)	$(5.8)	$(5.8)

Summarized financial information of equity method investments
Summarized combined financial information for our significant equity investments (listed or described above) is reported below (in millions; amounts represent 100% of investee financial information):

	Year Ended December 31,
Income Statement	2011	2010	2009
Revenues	$2,312.9	$1,645.7	$1,215.6
Costs and expenses	1,747.3	1,204.0	824.5
Earnings before extraordinary items and cumulative effect of a change in accounting principle	565.6	441.7	391.1
Net income	$565.6	$441.7	$391.1

	December 31,
Balance Sheet	2011	2010
Current assets	$491.5	$486.6
Non-current assets	$11,488.6	$12,712.1
Current liabilities	$545.8	$622.3
Non-current liabilities	$5,311.9	$5,451.6
Partners'/Owners' equity	$6,122.4	$7,124.8